Schedule of Investments - InfraCap REIT Preferred ETF

July 31, 2023 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS - 99.1%

Financials - 33.7%
ACRES Commercial Realty Corp., Series C, 8.63%	11,074	$250,051
AG Mortgage Investment Trust, Inc., Series B, 8.00%	4,558	75,663
AG Mortgage Investment Trust, Inc., Series C, 8.00%	11,305	219,091
AGNC Investment Corp., Series C, 10.68%	19,585	502,551
AGNC Investment Corp., Series D, 6.88%	21,666	497,885
AGNC Investment Corp., Series E, 6.50%	36,797	852,587
AGNC Investment Corp., Series F, 6.13%	51,951	1,103,439
AGNC Investment Corp., Series G, 7.75%	12,199	274,478
Annaly Capital Management, Inc., Series F, 10.53%	63,742	1,621,596
Annaly Capital Management, Inc., Series G, 9.71%	38,716	967,900
Annaly Capital Management, Inc., Series I, 6.75%	40,155	931,998
Arbor Realty Trust, Inc., Series D, 6.38%	21,213	404,108
Arbor Realty Trust, Inc., Series E, 6.25%	10,628	202,251
Arbor Realty Trust, Inc., Series F, 6.25%	25,755	524,629
ARMOUR Residential REIT, Inc., Series C, 7.00%	16,672	354,613
Chimera Investment Corp., Series A, 8.00%	15,665	338,677
Chimera Investment Corp., Series B, 8.00%	29,977	653,798
Chimera Investment Corp., Series C, 7.75%	26,020	520,920
Chimera Investment Corp., Series D, 8.00%	18,641	399,104
Dynex Capital, Inc., Series C, 6.90%	9,933	222,698
Ellington Financial, Inc., 6.75%	11,007	243,805
Franklin BSP Realty Trust, Inc., Series E, 7.50%	23,826	484,859
Granite Point Mortgage Trust, Inc., Series A, 7.00%	17,936	308,140
Inpoint Commercial Real Estate Income, Inc., Series A, 6.75%	7,889	150,364
Invesco Mortgage Capital, Inc., Series B, 7.75%	9,508	214,405
Invesco Mortgage Capital, Inc., Series C, 7.50%	23,138	502,095
KKR Real Estate Finance Trust, Inc., Series A, 6.50%	31,161	632,568
MFA Financial, Inc., Series B, 7.50%	18,445	378,860
MFA Financial, Inc., Series C, 6.50%	26,753	525,696
New York Mortgage Trust, Inc., Series D, 8.00%	14,563	309,682
New York Mortgage Trust, Inc., Series E, 7.88%	17,573	387,660
New York Mortgage Trust, Inc., Series F, 6.88%	13,186	252,512
PennyMac Mortgage Investment Trust, Series A, 8.13%	10,606	253,696
PennyMac Mortgage Investment Trust, Series B, 8.00%	17,993	423,555
PennyMac Mortgage Investment Trust, Series C, 6.75%	23,068	439,445
Ready Capital Corp., 5.75%	4,813	112,865
Ready Capital Corp., Series E, 6.50%	10,606	203,211
Rithm Capital Corp., Series A, 7.50%	14,318	323,444
Rithm Capital Corp., Series B, 7.13%	27,000	609,930
Rithm Capital Corp., Series C, 6.38%	36,970	738,291
Rithm Capital Corp., Series D, 7.00%	42,856	912,833
TPG RE Finance Trust, Inc., Series C, 6.25%	19,027	318,893
Two Harbors Investment Corp., Series A, 8.13%	14,078	304,085
Two Harbors Investment Corp., Series B, 7.63%	27,963	576,038
Two Harbors Investment Corp., Series C, 7.25%	28,163	580,158
Total Financials		21,105,127
Real Estate - 65.4%
Agree Realty Corp., Series A, 4.25%	35,788	641,865
American Homes 4 Rent, Series G, 5.88%	23,923	553,339
American Homes 4 Rent, Series H, 6.25%	23,888	564,951
Armada Hoffler Properties, Inc., Series A, 6.75%	7,900	183,517
Chatham Lodging Trust, Series A, 6.63%	11,618	225,273
City Office REIT, Inc., Series A, 6.63%	17,157	292,012
DiamondRock Hospitality Co., 8.25%	11,367	293,155
Digital Realty Trust, Inc., Series J, 5.25%	43,209	954,919
Digital Realty Trust, Inc., Series K, 5.85%	45,257	1,058,561
Digital Realty Trust, Inc., Series L, 5.20%	70,584	1,537,320
DigitalBridge Group, Inc., Series H, 7.13%	45,821	979,195
DigitalBridge Group, Inc., Series I, 7.15%	70,556	1,502,137
DigitalBridge Group, Inc., Series J, 7.13%	64,540	1,371,475
Diversified Healthcare Trust, 5.63%	78,150	1,030,798
Diversified Healthcare Trust, 6.25%	53,930	783,603
EPR Properties, Series G, 5.75%	31,749	618,788
Federal Realty Investment Trust, Series C, 5.00%	30,779	684,525
Gladstone Land Corp., Series B, 6.00%	9,612	202,333
Global Medical REIT, Inc., Series A, 7.50%	5,133	127,144
Global Net Lease, Inc., Series A, 7.25%	34,764	768,284
Global Net Lease, Inc., Series B, 6.88%	23,752	485,966
Hersha Hospitality Trust, Series D, 6.50%	43,996	857,042
Hersha Hospitality Trust, Series E, 6.50%	20,526	401,489
Hudson Pacific Properties, Inc., Series C, 4.75%	92,402	1,092,192
Kimco Realty Corp., Series L, 5.13%	47,093	1,084,552
Kimco Realty Corp., Series M, 5.25%	55,360	1,322,550
National Storage Affiliates Trust, Series A, 6.00%	45,418	1,071,865
Necessity Retail REIT, Inc., Series A, 7.50%	42,881	883,777
Necessity Retail REIT, Inc., Series C, 7.38%	23,561	503,263
Office Properties Income Trust, 6.38%	35,156	471,442
Pebblebrook Hotel Trust, Series E, 6.38%	16,999	339,130
Pebblebrook Hotel Trust, Series F, 6.30%	30,767	606,110
Pebblebrook Hotel Trust, Series G, 6.38%	47,388	926,435
Pebblebrook Hotel Trust, Series H, 5.70%	52,234	924,542
Public Storage, Series F, 5.15%	22,215	547,378
Public Storage, Series G, 5.05%	23,660	581,326
Public Storage, Series H, 5.60%	22,424	568,224
Public Storage, Series I, 4.88%	25,003	583,570
Public Storage, Series J, 4.70%	20,946	467,724
Public Storage, Series K, 4.75%	18,621	410,407
Public Storage, Series L, 4.63%	45,299	998,390
Public Storage, Series N, 3.88%	22,870	413,032

Schedule of Investments - InfraCap REIT Preferred ETF (continued)

July 31, 2023 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Public Storage, Series O, 3.90%	13,762	$254,597
Public Storage, Series P, 4.00%	46,383	880,349
Public Storage, Series Q, 3.95%	12,192	224,577
Public Storage, Series R, 4.00%	15,564	288,712
Saul Centers, Inc., Series E, 6.00%	10,719	244,073
SITE Centers Corp., Series A, 6.38%	35,576	860,228
SL Green Realty Corp., Series I, 6.50%	45,746	857,738
Spirit Realty Capital, Inc., Series A, 6.00%	37,010	843,828
Summit Hotel Properties, Inc., Series E, 6.25%	34,511	685,043
Summit Hotel Properties, Inc., Series F, 5.88%	3,243	60,450
Sunstone Hotel Investors, Inc., Series H, 6.13%	23,597	516,066
Sunstone Hotel Investors, Inc., Series I, 5.70%	20,511	413,092
UMH Properties, Inc., Series D, 6.38%	45,617	982,590
Vornado Realty Trust, Series L, 5.40%	64,423	1,004,999
Vornado Realty Trust, Series M, 5.25%	69,465	1,039,196
Vornado Realty Trust, Series N, 5.25%	65,225	969,896
Vornado Realty Trust, Series O, 4.45%	65,225	887,060
Total Real Estate		40,926,094

TOTAL INVESTMENTS - 99.1%
(Cost $69,890,548)		62,031,221
Other Assets in Excess of Liabilities - 0.9%		560,204
Net Assets - 100.0%		$62,591,425

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$62,031,221	$—	$—	$62,031,221
Total	$62,031,221	$—	$—	$62,031,221